3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Statement Preparation and Presentation

The accompanying consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”).

As mentioned in Note 1 and Note 4, the Company is winding down its commercial vehicle sales, leasing and support business and its insurance agency business and therefore has classified them as discontinued operations. Certain accounts in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2014, and balances in the consolidated balance sheets as of December 31, 2014, and related notes have been retrospectively adjusted  to reflect the effect of the asset groups and discontinued operations. See Note 4 for details of discontinued operations. The results of discontinued operations have been reflected separately in the consolidated statement of operations as a single line item for all periods presented in accordance with U.S. GAAP.

The consolidated and combined financial statements for all periods presented are retrospectively adjusted to reflect the acquisition under common control of Eastern Eagle and its subsidiaries, which were under common control (see Note 2).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs.  All significant inter- company balances and transactions have been eliminated in consolidation.

Reclassification

The Company has reclassified certain comparative balances in the consolidated balance sheet for December 31, 2015 and certain comparative amounts in the consolidated statements of income and comprehensive (loss) income for the years ended December 31, 2015 and 2014 to conform to the current year’s presentation. The principal reclassifications are related to 1) CeraVest origination fees and penalty and late fees being reclassified from Service income to Interest income; and 2) Penalty and late fees from office leasing being reclassified from Other income to Property lease and management; and 3) the separate presentation of Product development expense, which was previously included in General and Administrative and Selling and Marketing. The reclassification did not have an impact on the reported total assets, liabilities, stockholders’ equity and net income.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The most significant estimates and related assumptions include the assessment of the provision for credit losses, the assessment of the impairment of tangible long-lived assets, and the assessment of the valuation allowance on deferred tax assets. Actual results could differ from these estimates.

Currency Reporting

The Company uses U.S. dollars (“USD”) as its functional currency. The Company’s operations in China and Hong Kong use the local currencies - Renminbi (“RMB”) and Hong Kong dollars (“HKD”) as its functional currencies whereas amounts reported in the accompanying consolidated financial statements and disclosures are stated in U.S. dollars, the reporting currency of the Company, unless stated otherwise. As such, assets and liabilities have been translated into USD at the current rates listed by the People’s Bank of China on the consolidated balance sheet dates. Equity accounts are translated at historical rates, except for the change in retained earnings during the year which is the result of the income statement translation process. Revenue and expense accounts are translated using the weighted average exchange rate during the period. The cumulative translation adjustments are recorded in other comprehensive income (loss) in the consolidated statements of stockholders’ equity.

The following are the exchange rates used by the Company as of December 31, 2016 and 2015 and for the years ended December 31, 2016, 2015 and 2014.

	December 31, 2016	December 31, 2015	December 31, 2014
Exchange rates as of the balance sheet dates	6.9370:1 RMB to USD	6.4936:1 RMB to USD	—
	7.7551:1 HKD to USD	7.7510:1 HKD to USD	—
Average exchange rates for the years ended	6.6344:1 RMB to USD	6.2245:1 RMB to USD	6.1443:1 RMB to USD
	7.7615:1 HKD to USD	7.7521:1 HKD to USD	7.7556:1 HKD to USD

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash equivalents include all highly liquid debt instruments with original maturities of three months or less which are not securing any corporate obligations. As of December 31, 2016 and 2015, the majority of cash, including restricted cash, was in RMB on deposit in PRC financial institutions, which the management believes are of high credit quality. Cash remittance in or out of the PRC are subject to the PRC foreign exchange control regulations pursuant to which PRC government approval is required for the Company to receive funds from or distribute funds outside the PRC.

Restricted Cash

As of December 31, 2016 and 2015, the restricted cash was $6,129 and $157, respectively, which were uninvested cash balances in CeraVest customer accounts. These cash balances belong to the respective investors and therefore the Company does not have any control over those deposits.

Other financing Receivables, net

Other financing receivables, net represent current and overdue financing provided to registered customers on the CeraPay platform, usually with an original term of 30 days. Other financing receivables become overdue after an eight day grace period from the monthly due date.

Loans, net

Loans, net represents loans provided to small and medium sized businesses (“SMBs”) through the CeraVest platform with a six-month term and an interest rate of 8.62% per annum. It includes any amounts that are overdue. The SMBs are expected to repay the principal and interest to the Company in lump-sum at the maturity of the loan.

Borrowed funds from CeraVest investors

Borrowed funds from CeraVest investors represents 1) the funds provided by investors through the CeraVest platform for the purpose of funding CeraVest loans with a six-month term; and 2) the funds provided by investors through CeraVest Flex for the investment in the obligation rights generated by the Company on selected CeraPay and CeraVest users. These payables bear interest at a weighted average interest rate of 8.49% for fixed and 8.03% for flexible term per annum as of December 31, 2016, respectively.

Provision for Credit Losses

The allowance for credit losses, which includes the allowance for other financing receivables and loans, net represents management’s estimate of probable losses inherent in the Company’s internet-based business. The Company determines to collectively assess provision for credit losses based on homogeneous risk characteristics, combined with targeted analysis on certain large individual balances, and evaluates the allowance for receivables due from CeraPay and CeraVest customers respectively. The allowance for loan losses attributed to these loans is established via a process that estimates the probable losses inherent in the specific portfolio. This process includes migration analysis, in which historical delinquency and credit loss experience is applied to the current aging of the portfolio.

The Company performs periodic and systematic detailed reviews of its other financing receivables and loans, net, to identify credit risks and to assess the overall collectability of those portfolios, and may adjust its estimates on allowance of credit losses when new circumstances arise. As a result of such a review, effective on October 1, 2016 the Company changed its estimates relating to the collectability of the receivables arising from the CeraPay and CeraVest businesses (see Note 5).

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of other financing receivables and loans, net. Credit risk concentration with respect to other financing receivables and loans, net is reduced because a large number of diverse customers over a wide geographic area make up the Company’s customer base.

 Product Development Expense

Our product development expense includes the costs associated with the engineering and technical headcount responsible for product development, as well as their associated costs. It includes labor and facilities-related costs for employees responsible for research and development of our existing and new products and services, as well as depreciation and equipment-related expenses.

Property, Equipment and Leasehold Improvements, net

Property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives. All depreciation is included in operating expenses on the accompanying consolidated statements of income and comprehensive (loss) income. Leasehold improvements are capitalized and amortized over the lesser of the life of the lease or the useful life of the related asset.

The estimated useful lives of property, equipment and leasehold improvements are as follows:

Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Except for the leasehold improvements, all other assets are deemed to have a residual value of 5%.

Expenditures for major additions or improvements that extend the useful lives of assets are capitalized. Minor replacements, maintenance and repairs that do not improve or extend the lives of such assets are expensed as incurred.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the consolidated statements of income and comprehensive income (loss) for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the periods presented.

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, other financing receivables, loans, short-term bank borrowings, borrowed funds from CeraVest investors, financing payables, related parties and long-term bank borrowings. The carrying amounts of the short-term financial instruments at December 31, 2016 and 2015 approximated their fair values because of their short maturities or existence of variable interest rates, which reflect current market rates. For long-term financial instruments, the carrying amount approximates its fair value since the interest rates applied to determine the carrying amount is close to the market interest rates for similar types of long-term instruments. When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As of December 31, 2016 and 2015, there were no assets or liabilities within the continued operations that were measured and reported at fair value on a recurring basis.

Comprehensive Income (Loss)

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist solely of foreign currency translation adjustments.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Revenue Recognition

Service Charges

Service charges consist of various fees, including transaction, penalty and late fees for CeraPay. We charge merchants transaction fees for accepting CeraPay payments and those fees are recognized when collected. We charge CeraPay users with penalties and late fees if they become delinquent in repaying any outstanding monthly CeraPay balance. Those fees are recognized when their collectability is reasonably assured.

Interest Income

Interest income consists of the interest income generated from CeraVest loans and bank deposits. We recognize interest income on CeraVest loans based on the effective interest rate method over the term of the financing period. Interest income also includes CeraVest origination, penalty and late fees. The borrowers are charged with an origination fee upon the establishment of CeraVest loans which are initially recorded as an offsetting balance to Loans, net, pursuant to ASC 310, and amortized during the period of the respective loans. We charge borrowers with penalties and late fees if they become delinquent in repaying a CeraVest loan. Those fees are recognized when their collectability is reasonably assured.

Recognition of income is suspended and a receivable is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed. Cash receipts on impaired loans are recorded against the loan principle and then to any unrecognized income.

Other income

Other income mainly represented government subsidies for our internet-based business provided by Hebei Province. Government subsidies as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related benefit are recognized as other income. Approximately $0.8 million government subsidies were recognized as other income for the year ended December 31, 2016.

Property lease and management

Minimum contractual rental income related to office leases are recognized on a straight-line basis over the terms of the respective leases. Straight-line rental revenue commences when the customer assumes control of the leased premises. In accordance with the Company’s standard lease terms, rental payments are generally due on a monthly basis. Tenant recovery revenue includes payments from tenants as reimbursements for management fees and utilities, etc., which are recognized when the related expenses are incurred. Rental from office lease and tenant recovery revenue together were recorded as “Property lease and management.”

Revenues related to the Hotel are primarily related to rooms rentals, food and beverage sales, and are recognized on an accrual basis. For guest rooms, revenue is recognized when the rooms are occupied and the services are performed. Food and beverage revenues are recognized when the services are performed or products delivered to the customer. Deferred revenue consisting of deposits paid in advance is recognized as revenue when the services are performed for hotels and restaurants.

Advertising

The Company expenses advertising costs as incurred. Advertising expenses totaled approximately $414, $440 and $436 for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in selling and marketing expense in the accompanying consolidated statements of operations.

Value added Tax and Business Tax

In the PRC, value added tax (the “VAT”) of 17% on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Since May 2016, all entities that were originally subject to a business tax are subject to VAT only under the National VAT Reform Program launched by the People's Congress of PRC. For the tax rates applicable, those that were initially charged at 5% of business tax are now subject to a 6% VAT for a general VAT payer, or 3% for a small-scale VAT payer, for the Company’s PRC subsidiaries’ revenue from the internet-based business, rental income, hotel revenue, membership fee, interest from sales-type leases, management servicing fee, commission fee and revenues from tires, fuel and insurance financing services.

Income Taxes

Income taxes are accounted for using an asset and liability method.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in the applicable tax jurisdiction expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Realization of the deferred tax asset is dependent on generating sufficient taxable income in future years.

The Company recognizes interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC VIEs and subsidiaries are subject to examination by the relevant tax authorities.

The Company’s Chinese subsidiaries are subject to taxation in the PRC. The PRC income tax returns are generally not subject to examination by the tax authorities for tax years before 2011. With a few exceptions, the tax years 2011 to 2016 remain open to examination by tax authorities in the PRC. The tax years 2013 to 2016 for US entities remain open to examination by tax authorities in the US.

Uncertainty tax position

The Company adopted the guidance on accounting for uncertainties in income taxes, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes.

The Company has elected to classify interest related to an uncertain tax position (if and when required) to interest expense, and classify penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. For the years ended December 31, 2016, 2015 and 2014, the Company did not have any significant interest and penalties associated with uncertain tax positions. As of December 31, 2016 and 2015, the Company did not have any significant unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer (“CODM”), in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s operations consist of three reporting and operating segments, the internet-based business, property lease and management business and hotel business.

Earnings (Loss) Per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income (loss) available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary stock. Ordinary shares issuable upon the conversion of the convertible preferred shares are included in the computation of diluted earnings per share on an “if-converted” basis when the impact is dilutive. The dilutive effect of outstanding ordinary share warrants and options are reflected in the diluted earnings per share by application of the treasury stock method when the impact is dilutive. Potential ordinary shares that have an anti-dilutive effect are excluded from the calculation of diluted EPS.

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Year ended December 31,
	2016	2015	2014
		(Combined – Note 2)	(Combined – Note 2)
Net income (loss)	$2,169	$(1,227)	$(2,852)
Weighted average number of common shares outstanding – Basic	23,556,828	23,550,145	23,549,112
Stock options	816,036	—	—
Weighted average number of common shares outstanding – Diluted	24,372,864	23,550,145	23,549,112
Earnings (loss) per share
Basic	$0.09	$(0.05)	$(0.12)
Diluted	$0.09	$(0.05)	$(0.12)

For the year ended December 31, 2016, 815,172 stock options were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the ordinary shares. Due to the loss from continued operations for the years ended December 31, 2015 and 2014,  2,159,042 and 1,514,056 stock options were excluded from the calculation of diluted net income (loss) per share, respectively, because the effect would be anti-dilutive.

Share-Based Payments

The Company records all share-based payments grants of employee stock options to employees in the financial statements based on their fair values on the grant date and amortizes to expense on a straight-line basis over the vesting period. The Company used the Black-Scholes option-pricing model to estimate the fair value of the options at the date of grant for both the 2009 incentive plan and the 2015 incentive plan. On August 6, 2012, the Company’s board of directors determined to amend certain Share Option Award Agreements entered into pursuant to the 2009 incentive plan to reduce the exercise price per share thereunder to the then current fair market value of the Company’s ordinary shares. The Company used the binomial model to estimate the fair value of repriced options as the Company has reassessed the exercise pattern and determined that the Binomial Pricing model was a better model for estimating the fair values of the repriced options. The Company recognizes expenses related to share-based payments as part of general and administrative expense.

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, which was subsequently modified in August 2015 by ASU No. 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, which defers the effective date by one year. The core principle of ASU No. 2014-09 is that companies should recognize revenue when the transfer of promised goods or services to customers occurs in an amount that reflects what the company expects to receive. It requires additional disclosures to describe the nature, amount, timing and uncertainty of revenue and cash flows from contracts with customers. In 2016, the FASB issued additional ASUs that clarify the implementation guidance on principal versus agent considerations (ASU 2016-08), on identifying performance obligations and licensing (ASU 2016-10), and on narrow-scope improvements and practical expedients (ASU 2016-12) as well as on the revenue recognition criteria and other technical corrections (ASU 2016-20).

The Company is currently assessing the impact that adopting these ASUs will have on its consolidated financial statements and disclosures. The Company has not yet selected a transition approach.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this Update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments in this Update require public business entities that are required to disclose fair value of financial instruments measured at amortized cost on the balance sheet to measure that fair value using the exit price notion consistent with Topic 820, Fair Value Measurement. The amendments in this Update require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option. The amendments in this Update require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or in the accompanying notes to the financial statements. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application by public business entities to financial statements of fiscal years or interim periods that have not yet been issued or, by all other entities, that have not yet been made available for issuance of the following amendments in this Update are permitted as of the beginning of the fiscal year of adoption: an entity should present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk if the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. We are in the process of evaluating the impact of adoption of this guidance on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard creates Topic 842, Leases, in the FASB Accounting Standards Codification (FASB ASC) and supersedes FASB ASC 840, Leases. ASU 2016-02 requires a lessee to recognize the assets and liabilities that arise from leases (operating and finance). However, for leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. For public business entities, the amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. We are in the process of evaluating the impact of adoption of this guidance on our consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments require that all excess tax benefits and all tax deficiencies should be recognized as income tax expense or benefit in the income statement and that those benefits and deficiencies are discrete items in the reporting period in which they occur. Because excess tax benefits are no longer recognized in additional paid in capital, the assumed proceeds from applying the treasury stock method when computing earnings per share is amended to exclude the amount of excess tax benefits that would be recognized in additional paid-in capital. The amendments also require to no longer delay recognition of a tax benefit until the tax benefit is realized through a reduction to taxes payable. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any entity in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financing Instruments-Credit Losses (Topic 326): Measure of Credit Losses on Financial Instruments. The amendments change the guidance on the impairment of financial instruments. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. We are evaluating the impact of adopting ASU 2016-13 on our consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. We are evaluating the impact of adopting ASU 2016-18 on our consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expect to have significant impact on the Company’s consolidated results of operations or financial position.